Fees Summary	Jul. 23, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,525,000
Previously Paid Amount	0.00
Total Fee Amount	692.78
Total Offset Amount	0.00
Net Fee	692.78
Narrative - Max Aggregate Offering Price	$ 4,525,000
Final Prospectus	true